RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2015
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
Schedule of Balances Recorded
	December 31,
	2015	2014

Research and Development Component	-	421

	$-	$421

Schedule of Fair Value Assumptions
August 20, 2014

Risk-free interest rate (1)	0.09%
Expected volatility (2)	57.76%
Expected life (in years) (3)	0.84
Expected dividend yield (4)	0

(1)	Risk-free interest rate – based on the yields from U.S. treasury bonds with equivalent terms.
(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the expected term of the embedded derivative.
(3)	Expected life - the expected life of the conversion feature was based on the term of the embedded derivative.
(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to ordinary shareholders in the past and does not expect to pay dividends to ordinary shareholders.